Segment information	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Segment information
34. Segment information
The Company is organized by the following operating segments: IT Services, IT Products, and India State Run Enterprise services segment (“
ISRE”
).
IT Services:
The IT Services segment primarily consists of IT Service offerings to customers organized by industry verticals. Effective April 1, 2018, consequent to change in organization structure, the Company reorganized its industry verticals. The Manufacturing (“
MFG”
) and Technology (“
TECH”
) business units are split from the former Manufacturing & Technology (“
MNT
”) business unit.
The revised industry verticals are as follows: Banking, Financial Services and Insurance (“
BFSI”
), Health Business unit (“
Health BU
”) previously known as Health Care and Life Sciences Business unit (“
HLS
”), Consumer Business unit (“
CBU
”), Energy, Natural Resources & Utilities (“
ENU
”), MFG, TECH and Communications (“
COMM
”). Key service offerings to customers include software application development and maintenance, research and development services for hardware and software design, business application services, analytics, consulting, infrastructure outsourcing services and business process services.
Comparative information has been restated to give effect to the above changes.
IT Products:
The Company is a value-added reseller of desktops, servers, notebooks, storage products, networking solutions and packaged software for leading international brands. In certain total outsourcing contracts of the IT Services segment, the Company delivers hardware, software products and other related deliverables. Revenue relating to the above items is reported as revenue from the sale of IT Products.
ISRE:
During the year ended March 31, 2019, the Company has organized ISRE as a separate segment, which was part of IT Services segment. This segment consists of IT Services offerings to entities or departments owned or controlled by Government of India and/ or any State Governments.
Comparative information has been restated to give effect to this change.
The Chairman of the Company has been identified as the Chief Operating Decision Maker (“
CODM
”) as defined by IFRS 8, “Operating Segments.” The Chairman of the Company evaluates the segments based on their revenue growth and operating income.
Assets and liabilities used in the Company’s business are not identified to any of the operating segments, as these are used interchangeably between segments. Management believes that it is currently not practicable to provide segment disclosures relating to total assets and liabilities since a meaningful segregation of the available data is onerous.
Information on reportable segment for the year ended March 31, 2018 is as follows:

	IT Services								IT Products	ISRE	Reconciling Items	Total
	BFSI	Health BU	CBU	ENU	TECH	MFG	COMM	Total
Revenue	144,139	74,136	77,914	67,841	73,947	46,081	33,658	517,716	17,998	10,694	(49)	546,359
Segment Result	24,549	9,624	12,619	8,097	14,680	7,007	3,236	79,812	362	454	319	80,947
Unallocated								3,347	—		—	3,347

Segment Result Total								83,159	362	454	319	84,294
Finance expense												(5,830)
Finance and other income												23,999
Share of profit/ (loss) of associates accounted for using the equity method												11

Profit before tax												102,474
Income tax expense												(22,390)

Profit for the year												80,084

Depreciation, amortization and impairment												21,124

Information on reportable segment for the year ended March 31, 2019 is as follows:

	IT Services								IT Products	ISRE	Reconciling Items	Total
	BFSI	Health BU	CBU	ENU	TECH	MFG	COMM	Total
Revenue	175,262	75,081	89,313	72,830	76,591	46,496	32,680	568,253	12,312	8,544	(49)	589,060
Other operating income	—	—	—	—	—	—	—	4,344	—	—	—	4,344
Segment Result	33,831	8,638	16,828	7,081	15,916	8,327	4,396	95,017	(1,047)	(1,829)	283	92,424
Unallocated								3,142	—		—	3,142

Segment Result Total								102,503	(1,047)	(1,829)	283	99,910
Finance expense												(7,375)
Finance and other income												22,923
Share of profit/ (loss) of associates accounted for using the equity method												(43)

Profit before tax												115,415
Income tax expense												(25,242)

Profit for the year												90,173

Depreciation, amortization and impairment												19,474

Information on reportable segment for the year ended March 31, 2020 is as follows:

	IT Services								IT Products	ISRE	Reconciling Items	Total
	BFSI	Health BU	CBU	ENU	TECH	MFG	COMM	Total
Revenue	184,457	78,240	97,008	76,443	75,895	48,158	33,840	594,041	11,010	8,400	(50)	613,401
Other operating income	—	—	—	—	—	—	—	1,144	—	—	—	1,144
Segment Result	34,132	12,027	16,729	12,176	14,312	9,252	5,336	103,964	(282)	(1,822)	149	102,009
Unallocated								2,577	—	—	—	2,577

Segment Result Total								107,685	(282)	(1,822)	149	105,730
Finance expense												(7,328)
Finance and other income												24,081
Share of profit/ (loss) of associates accounted for using the equity method												29

Profit before tax												122,512
Income tax expense												(24,799)

Profit for the year												97,713

Depreciation, amortization and impairment												20,862

The Company has four geographic segments: India, Americas, Europe, and Rest of the world. Revenues from the geographic segments based on domicile of the customer are as follows:

	Year ended March 31,
	2018		2019		2020
India	₹	43,099	₹	30,999	₹	30,158
Americas *		283,515		325,432		352,319
Europe		138,597		147,074		144,876
Rest of the world		81,148		85,555		86,048

	₹	546,359	₹	589,060	₹	613,401

*	Substantially related to operations in the United States of America.

No customer individually accounted for more than 10% of the revenues during the year ended March 31, 2018, 2019 and 2020.
Management believes that it is currently not practicable to provide disclosure of geographical location wise assets, since the meaningful segregation of the available information is onerous.
Notes:

a)	“Reconciling items” includes elimination of inter-segment transactions and other corporate activities.

b)	Revenue from sale of traded cloud-based licenses is reported as part of IT Services revenues.

c)	Revenue from sale of company owned intellectual properties is reported as part of IT Services revenues

d)
For the purpose of segment reporting, the Company has included the impact of “foreign exchange gains / (losses), net” in revenues (which is reported as a part of operating profit in the consolidated statement of income).

e)
For evaluating performance of the individual operating segments, stock compensation expense is allocated on the basis of straight-line amortization. The differential impact of accelerated amortization of stock compensation expense over stock compensation expense allocated to the individual operating segments is reported in reconciling items.

f)
The Company generally offers multi-year payment terms in certain total outsourcing contracts. These payment terms primarily relate to IT hardware, software and certain transformation services in outsourcing contracts. The finance income on deferred consideration earned under these contracts is included in the revenue of the respective segment and is eliminated under reconciling items.

g)
Segment results for ENU and COMM industry vertical for the year ended March 31, 2018, are after considering the impact of provision by
₹
3,175 and
₹
1,437, respectively, for impairment of receivables and deferred contract cost. Refer to Note 25.

h)	Other operating income of ₹ Nil, ₹ 4,344 and ₹ 1,144 is included as part of IT Services segment result for the year ended March 31, 2018, 2019 and 2020, respectively. Refer to Note 26.

i)
Segment results for ENU industry vertical for the year ended March 31, 2019, are after considering the impact of
₹
5,141 ($ 75 million) paid to National Grid on settlement of a legal claim against the Company. Refer to Note 25

j)
Segment results for Health BU industry vertical for the year ended March 31, 2018 and 2019, are after considering the impact of impairment charges on certain software platform and intangible assets recognized on acquisitions. Refer to Note 25.

k)
Segment results of IT Services segment are after recognition of share-based compensation expense
₹
1,402,
₹
1,841, and
₹
1,229 for the year ended March 31, 2018, 2019 and 2020, respectively. The share-based compensation expense pertaining to other segments is not material.